Notes to the consolidated statements of income - Unsatisfied performance obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	€ 966,308	€ 1,428,897
Less than 1 year
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	283,208	686,505
1 - 3 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	342,274	383,682
3 - 5 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	266,302	256,922
5 - 10 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	€ 74,524	€ 101,788